Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net loss	$ (350,895)	$ (123,945)	$ (299,442)
Adjustments to reconcile net loss to net operating cash flow:
Unrealized loss (gain) on derivative instruments (note 12)	50,956	(53,419)	(59,702)
Equity income, net of dividends received of $17,655 (2018 - $6,200, 2017 - $11,600) (note 19)	(15,139)	(33,258)	(2,842)
Depreciation and amortization	349,379	372,290	309,975
Write-down and (gain) on sale and of vessels (note 18)	332,125	223,355	318,078
Deferred income tax expense (recovery) (note 13)	3,161	18,606	(1,870)
Amortization of in-process revenue contract (note 6b)	(15,062)	(35,219)	(12,745)
Expenditures for dry docking	(31,142)	16,871	37,511
Other	12,416	(83,227)	33,506
Change in non-cash working capital items related to operating activities (note 15b)	(15,890)	(21,411)	(17,269)
Net operating cash flow	319,909	280,643	305,200
FINANCING ACTIVITIES
Proceeds from long-term debt (note 8)	492,517	734,698	1,205,477
Scheduled repayments of long-term debt and settlement of related swaps (notes 8 and 12)	(410,429)	(567,298)	(652,898)
Prepayments of long-term debt and settlement of related swaps (notes 8 and 12)	0	(457,426)	(702,115)
Financing issuance costs	(23,755)	(14,128)	(17,268)
Proceeds from financing related to sales and leaseback of vessels	23,800	0	0
Equity contribution from joint venture partners	0	0	6,000
Proceeds from issuance of common units and warrants (note 16)	0	0	640,595
Proceeds from issuance of preferred units (note 16)	0	120,000	0
Repurchase of preferred units (note 16)	0	0	(250,022)
Expenses relating to equity offerings	0	(3,997)	(12,155)
Proceeds from credit facility due to related parties (note 11j)	95,000	125,000	0
Prepayments of credit facility due to related parties	(200,000)	0	0
Cash distributions paid by the Partnership	(32,150)	(46,675)	(60,593)
Cash distributions paid by subsidiaries to non-controlling interests	(3,636)	(12,048)	(9,891)
Cash contribution paid from non-controlling interest to subsidiaries	1,500	1,500	0
Other	(865)	(964)	(4,183)
Net financing cash flow	(58,018)	(121,338)	142,947
INVESTING ACTIVITIES
Net payments for vessels and equipment, including advances on newbuilding contracts and conversion costs	(214,670)	(233,736)	(533,260)
Proceeds from sale of vessels and equipment (note 18)	33,341	30,049	13,100
Investments in equity accounted joint ventures	(7,886)	(3,000)	(25,824)
Direct financing lease payments received	0	5,414	5,844
Acquisition of companies from Teekay Corporation (net of cash acquired of $26.6 million) (note 11l)	0	25,254	0
Net investing cash flow	(189,215)	(176,019)	(540,140)
Increase (decrease) in cash, cash equivalents and restricted cash	72,676	(16,714)	(91,993)
Cash, cash equivalents and restricted cash, beginning of the year	233,580	250,294	342,287
Cash, cash equivalents and restricted cash, end of the year	$ 306,256	$ 233,580	$ 250,294